Allowance for Credit Losses	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Credit Loss [Abstract]
Allowance for Credit Losses	Allowance for Credit Losses
On January 1, 2023, the Company adopted the CECL methodology as required under ASC 326. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables. For further discussion on the Company’s accounting policies and policy elections related to the accounting standards update refer to Note 1 - Nature of Business Activities and Significant Accounting Policies in these Notes to Consolidated Financial Statements. All information presented as of March 31, 2023, is in accordance with ASC 326. All other information presented prior to January 1, 2023, is in accordance with previous applicable GAAP.
The Company’s ACL is calculated quarterly, with any adjustment recorded to the provision for credit losses in the Consolidated Statement of Income. Management calculates the quantitative portion of collectively evaluated loans for all loan categories using the WARM method. For purposes of estimating the Company’s ACL, management generally evaluates collectively evaluated loans by federal call code in order to group loans with similar risk characteristics.
Loans that do not share similar risk characteristics are evaluated on an individual loan basis and are excluded from the collective evaluation for the ACL. Loans identified to be individually evaluated under CECL include loans on non-accrual status and may include accruing loans that do not share similar risk characteristics to other accruing loans that are collectively evaluated on a loan pool basis. A specific reserve analysis may be applied to the individually evaluated loans, which considers collateral value, an observable market price, or the present value of the expected future cash flows. A specific reserve is assigned if the measured value of the loan using one of the before mentioned methods is less than the carrying value of the loan.
Based on management’s analysis, adjustments may be applied for additional factors impacting the risk of loss in the loan portfolio beyond the information that is used to calculate a reasonable and supportable forecast and a reversion period forecast on collectively evaluated loans. Management may consider an additional or reduced reserve as warranted through qualitative risk factors based on the current and expected conditions, as measured in supplemental information relative to the macroeconomic variable loss drivers used to calculate a reasonable and supportable forecast and a reversion period forecast. These qualitative risk factors considered by management are largely comparable to legacy factors prior to the adoption of CECL.
The following table presents the activity in the ACL, including the impact of the adoption of CECL, for the three months ended March 31, 2023, and the activity for the allowance for loan losses for the three months ended March 31, 2022 (in thousands).

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Three months ended
March 31, 2023
Beginning balance, prior to adoption of CECL	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039
Impact of the adoption of CECL	2,686	(6)	(640)	237	1,661	187	—	4,125
Provision for (recapture of) credit losses	218	(73)	410	25	(13)	(44)	—	523
Charge-offs	—	—	—	—	—	(17)	—	(17)
Recoveries	28	—	—	—	3	3	—	34
Balance, end of period	$18,409	$556	$1,852	$700	$4,030	$157	$—	$25,704

March 31, 2022
Balance, beginning of period	$25,112	$611	$2,189	$165	$2,434	$18	$1,180	$31,709
Provision for (recapture of) loan losses	(2,321)	52	127	(32)	(1,030)	15	551	(2,638)
Charge-offs	(21)	—	—	(20)	—	(28)	—	(69)
Recoveries	3	—	—	—	47	9	—	59
Balance, end of period	$22,773	$663	$2,316	$113	$1,451	$14	$1,731	$29,061
The information presented in the table below is not required for periods after the adoption of CECL. The following table summarizes the allowance for loan losses and the recorded investment in loans by portfolio segment and based on the impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	—	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	—	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$—	$1,887,221
Prior to the adoption of CECL, loans were considered impaired when, based on current information and events as of the measurement date, it was probable the Company would be unable to collect all amounts due in accordance with the original contractual terms of the loan agreements. Impaired loans included loans on non-accrual status and accruing TDRs. When determining if the Company would be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement, the Company considered the borrower’s capacity to pay, which included such factors as the borrower’s current financial statements, an analysis of the global cash flow sufficient to pay all debt obligations, and an evaluation of secondary sources of repayment, such as guarantor support and collateral value.
The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154
.
__________________
(1)Cash basis interest income recognized approximates interest income recognized shown as of the twelve months ended December 31, 2022.
The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of March 31, 2023, and December 31, 2022, by portfolio segment (in thousands):

	March 31, 2023
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$2,075	$—	$2,075	$1,152,135	$1,154,210	$—	$—
Owner-occupied commercial real estate	—	—	—	—	125,657	125,657	—	1,121
Acquisition, construction & development	—	—	—	—	99,886	99,886	—	—
Commercial & industrial	—	31	—	31	50,070	50,101	—	—
Single family residential (1-4 units)	1,515	—	328	1,843	516,932	518,775	—	2,125
Consumer non-real estate and other	—	—	—	—	3,109	3,109	—	—
Total	$1,515	$2,106	$328	$3,949	$1,947,789	$1,951,738	$—	$3,246

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497
Credit Quality Indicators
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, current economic information, and other factors. The Company analyzes loans individually by classifying the loans by credit risk. The Company internally grades all commercial loans at the time of origination. In addition, the Company performs an annual review on the top twenty-five non-homogenous commercial loan relationships as measured by total Company exposure to each borrower. The Company uses the following definitions for credit risk classifications:
Pass: These include satisfactory loans that have acceptable levels of risk.
Special Mention: Loans classified as special mention have a potential credit weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.
Substandard: Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the orderly liquidation of debt. Loans classified as substandard are inadequately protected by sound net worth, payment capacity of the borrower, or of the collateral pledged. If weaknesses go uncorrected, there is potential for partial loss of principal and/or interest.
Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and unlikely.
Loss: Loans classified as a loss are considered to be uncollectible and cannot be justified to continue as viable assets. While there may be the possibility of some recovery in the future, it is not practical or desirable to defer writing off these loans at the present time.
The Company has a portfolio of smaller homogenous loans that are not individually risk rated that are included within the single family residential and consumer non-real estate and other loan classes. Generally, these loan classes are rated in a “Pass” unless these loans are on non-accrual and are then classified as substandard.
The following table presents the amortized cost basis of the loan portfolio, by year of origination, loan class, and credit quality, as of March 31, 2023 (in thousands):

	Term Loans
	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total
Commercial real estate
Pass	$51,800	$282,900	$214,098	$15,998	$76,014	$403,273	$4,309	$1,048,392
Special Mention	—	—	—	8,433	5,302	40,929	—	54,664
Substandard	—	600	2,351	—	7,569	40,634	—	51,154
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$51,800	$283,500	$216,449	$24,431	$88,885	$484,836	$4,309	$1,154,210

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Owner-occupied commercial real estate
Pass	$823	$30,039	$9,857	$15,463	$13,686	$49,753	$2,385	$122,006
Special Mention	—	—	—	—	—	1,947	—	1,947
Substandard	—	293	—	—	—	1,411	—	1,704
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$823	$30,332	$9,857	$15,463	$13,686	$53,111	$2,385	$125,657

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Acquisition, construction & development
Pass	$1,275	$28,498	$10,995	$—	$9,260	$1,398	$1,360	$52,786
Special Mention	—	—	—	—	807	22,093	—	22,900
Substandard	—	—	—	—	—	24,200	—	24,200
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$1,275	$28,498	$10,995	$—	$10,067	$47,691	$1,360	$99,886

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Commercial & industrial
Pass	$7,877	$18,402	$8,943	$603	$55	$1,769	$12,452	$50,101
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$7,877	$18,402	$8,943	$603	$55	$1,769	$12,452	$50,101

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Single family residential (1-4 units)
Pass	$32,061	$129,294	$62,952	$33,281	$42,540	$154,070	$62,451	$516,649
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	263	—	1,863	—	2,126
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$32,061	$129,294	$62,952	$33,544	$42,540	$155,933	$62,451	$518,775

Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Consumer non-real estate and other
Pass	$376	$310	$183	$322	$460	$423	$1,035	$3,109
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$376	$310	$183	$322	$460	$423	$1,035	$3,109

Current period gross charge-offs	$—	$17	$—	$—	$—	$—	$—	$17
The value of outstanding loans by credit quality indicators as of December 31, 2022 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221
The following tables present information about collateral dependent loans that were individually evaluated for purposes of determining the ACL as of March 31, 2023 (in thousands):

	Collateral Dependent Loans
	With Allowance		With No Related Allowance	Total
	Amortized Cost	Related Allowance	Amortized Cost	Amortized Cost	Related Allowance
March 31, 2023
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	—	—	1,121	1,121	—
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	—	—	3,329	3,329	—
Consumer non-real estate and other	—	—	—	—	—
Total	$—	$—	$4,450	$4,450	$—
On January 1, 2023, the Company adopted ASU 2022-02 on a modified retrospective basis. ASU 2022-02 eliminates the TDR accounting model and requires that the Company evaluate, based on the accounting for loan modifications, whether the borrower is experiencing financial difficulty, and the modification results in a more-than-insignificant direct change in the contractual cash flows and represents a new loan or a continuation of an existing loan. This change required all loan modifications to be accounted for under the general loan modification guidance in ASC 310-20, Receivables — Nonrefundable Fees and Other Costs, and subjects entities to new disclosure requirements on loan modifications to borrowers experiencing financial difficulty. Upon adoption of CECL, the Company loans classified as TDRs were individually evaluated for the ACL, and the measurement was done either using the collateral-dependent or the discounted cash flow method.
The Company may modify loans to borrowers experiencing financial difficulty by providing principal forgiveness, term extension, interest rate reduction, or an other-than-insignificant payment delay. When principal forgiveness is provided, the amount of forgiveness is charged off against the ACL. The Company may also provide multiple types of modifications on an individual loan. For the three months ended March 31, 2023, the Company did not extend any modifications to borrowers experiencing financial difficulty that had a more-than-insignificant direct change in the contractual cash flows of the loan.
The Company did not extend any modifications that were defined as TDRs during the year ended December 31, 2022.
Allowance for Credit Losses
On January 1, 2023, the Company adopted the CECL methodology as required under ASC 326. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables. For further discussion on the Company’s accounting policies and policy elections related to the accounting standards update refer to Note 1 - Nature of Business Activities and Significant Accounting Policies in these Notes to Consolidated Financial Statements. All information presented as of June 30, 2023, is in accordance with ASC 326. All other information presented prior to January 1, 2023, is in accordance with previous applicable GAAP.
The Company’s ACL is calculated quarterly, with any adjustment recorded to the provision for credit losses in the Consolidated Statement of Income. Management calculates the quantitative portion of collectively evaluated loans for all loan categories using the WARM method. For purposes of estimating the Company’s ACL, management generally evaluates collectively evaluated loans by federal call code in order to group loans with similar risk characteristics.
Loans that do not share similar risk characteristics are evaluated on an individual loan basis and are excluded from the collective evaluation for the ACL. Loans identified to be individually evaluated under CECL include loans on non-accrual status and may include accruing loans that do not share similar risk characteristics to other accruing loans that are collectively evaluated on a loan pool basis. A specific reserve analysis may be applied to the individually evaluated loans, which considers collateral value, an observable market price, or the present value of the expected future cash flows. A specific reserve is assigned if the measured value of the loan using one of the before mentioned methods is less than the carrying value of the loan.
Based on management’s analysis, adjustments may be applied for additional factors impacting the risk of loss in the loan portfolio beyond the information that is used to calculate a reasonable and supportable forecast and a reversion period forecast on collectively evaluated loans. Management may consider an additional or reduced reserve as warranted through qualitative risk factors based on the current and expected conditions, as measured in supplemental information relative to the macroeconomic variable loss drivers used to calculate a reasonable and supportable forecast and a reversion period forecast. These qualitative risk factors considered by management are largely comparable to legacy factors prior to the adoption of CECL.
The following tables presents the activity in the ACL, including the impact of the adoption of CECL, for the three months and six months ended June 30, 2023, and the activity for the allowance for loan losses for the three months and six months ended June 30, 2022 (in thousands).

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & Industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Three months ended
June 30, 2023
Balance, beginning of period	$18,409	$556	$1,852	$700	$4,030	$157	$—	$25,704
Provision for (recapture of) credit losses	227	163	(533)	(59)	487	25	—	310
Charge-offs	—	—	—	(29)	—	(75)	—	(104)
Recoveries	3	—	—	—	3	3	—	9
Balance, end of period	$18,639	$719	$1,319	$612	$4,520	$110	$—	$25,919

June 30, 2022
Balance, beginning of period	$22,773	$663	$2,316	$113	$1,451	$14	$1,731	$29,061
Provision for (recapture of) loan losses	(3,968)	61	1,291	101	(49)	26	—	(2,538)
Charge-offs	(3,261)	—	—	—	—	(27)	—	(3,288)
Recoveries	4	—	—	—	117	6	—	127
Balance, end of period	$15,548	$724	$3,607	$214	$1,519	$19	$1,731	$23,362

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
Six months ended
June 30, 2023
Beginning balance, prior to adoption of CECL	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039
Impact of the adoption of CECL	2,686	(6)	(640)	237	1,661	187	—	4,125
Provision for (recapture of) credit losses	445	90	(123)	(34)	474	(19)	—	833
Charge-offs	—	—	—	(29)	—	(92)	—	(121)
Recoveries	31	—	—	—	6	6	—	43
Balance, end of period	$18,639	$719	$1,319	$612	$4,520	$110	$—	$25,919

June 30, 2022
Balance, beginning of period	$25,112	$611	$2,189	$165	$2,434	$18	$1,180	$31,709
Provision for (recapture of) loan losses	(6,289)	113	1,418	69	(1,079)	41	551	(5,176)
Charge-offs	(3,282)	—	—	(20)	—	(55)	—	(3,357)
Recoveries	7	—	—	—	164	15	—	186
Balance, end of period	$15,548	$724	$3,607	$214	$1,519	$19	$1,731	$23,362
The information presented in the table below is not required for periods after the adoption of CECL. The following table summarizes the allowance for loan losses and the recorded investment in loans by portfolio segment and based on the impairment method (individually or collectively evaluated for impairment) as of December 31, 2022 (in thousands):

	Commercial real estate	Owner-occupied commercial real estate	Acquisition, construction & development	Commercial & industrial	Single family residential (1-4 units)	Consumer non-real estate and other	Unallocated	Total
December 31, 2022
Allowance for loan losses
Individually evaluated for impairment	$41	$102	$—	$—	$96	$—	$—	$239
Collectively evaluated for impairment	15,436	533	2,082	438	2,283	28	—	20,800
Total ending allowance balance	$15,477	$635	$2,082	$438	$2,379	$28	$—	$21,039

Loan balance:
Individually evaluated for impairment	$331	$2,580	$—	$—	$6,158	$—	$—	$9,069
Collectively evaluated for impairment	1,108,984	124,534	94,450	53,514	493,204	3,466	—	1,878,152
Total ending loan balance	$1,109,315	$127,114	$94,450	$53,514	$499,362	$3,466	$—	$1,887,221
Prior to the adoption of CECL, loans were considered impaired when, based on current information and events as of the measurement date, it was probable the Company would be unable to collect all amounts due in accordance with the original contractual terms of the loan agreements. Impaired loans included loans on non-accrual status and accruing TDRs. When determining if the Company would be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement, the Company considered the borrower’s capacity to pay, which included such factors as the borrower’s current financial statements, an analysis of the global cash flow sufficient to pay all debt obligations, and an evaluation of secondary sources of repayment, such as guarantor support and collateral value.
The following table presents information related to impaired loans (in thousands) by portfolio segment as of December 31, 2022:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized (1)
December 31, 2022
With no related allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	1,184	1,394	—	1,291	97
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	5,151	5,576	—	5,131	213
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$6,335	$6,970	$—	$6,422	$310

With an allowance recorded:
Commercial real estate	$331	$331	$41	$350	$23
Owner-occupied commercial real estate	1,397	1,397	102	1,420	74
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	1,007	1,141	96	1,033	57
Consumer non-real estate and other	—	—	—	—	—
Subtotal	$2,735	$2,869	$239	$2,803	$154
__________________
(1)Cash basis interest income recognized approximates interest income recognized shown as of the twelve months ended December 31, 2022.
The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. The following table presents the aging of the recorded investment in past due loans as of June 30, 2023, and December 31, 2022, by portfolio segment (in thousands):

	June 30, 2023
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,198,840	$1,198,840	$—	$—
Owner-occupied commercial real estate	873	—	673	1,546	122,920	124,466	—	1,066
Acquisition, construction & development	—	—	—	—	92,730	92,730	—	—
Commercial & industrial	—	—	—	—	59,142	59,142	—	—
Single family residential (1-4 units)	146	—	61	207	522,737	522,944	—	1,857
Consumer non-real estate and other	42	—	—	42	2,805	2,847	—	—
Total	$1,061	$—	$734	$1,795	$1,999,174	$2,000,969	$—	$2,923

	December 31, 2022
	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	90 Days Past Due & Still Accruing	Non-accrual loans
Commercial real estate	$—	$—	$—	$—	$1,109,315	$1,109,315	$—	$—
Owner-occupied commercial real estate	—	—	—	—	127,114	127,114	—	1,184
Acquisition, construction & development	—	—	—	—	94,450	94,450	—	—
Commercial & industrial	—	—	—	—	53,514	53,514	—	—
Single family residential (1-4 units)	1,403	154	546	2,103	497,259	499,362	—	4,313
Consumer non-real estate and other	—	4	—	4	3,462	3,466	—	—
Total	$1,403	$158	$546	$2,107	$1,885,114	$1,887,221	$—	$5,497
Credit Quality Indicators
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, current economic information, and other factors. The Company analyzes loans individually by classifying the loans by credit risk. The Company internally grades all commercial loans at the time of origination. In addition, the Company performs an annual review on the top twenty-five non-homogenous commercial loan relationships as measured by total Company exposure to each borrower. The Company uses the following definitions for credit risk classifications:
Pass: These include satisfactory loans that have acceptable levels of risk.
Special Mention: Loans classified as special mention have a potential credit weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.
Substandard: Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the orderly liquidation of debt. Loans classified as substandard are inadequately protected by sound net worth, payment capacity of the borrower, or of the collateral pledged. If weaknesses go uncorrected, there is potential for partial loss of principal and/or interest.
Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and unlikely.
Loss: Loans classified as a loss are considered to be uncollectible and cannot be justified to continue as viable assets. While there may be the possibility of some recovery in the future, it is not practical or desirable to defer writing off these loans at the present time.
The Company has a portfolio of smaller homogenous loans that are not individually risk rated that are included within the single family residential and consumer non-real estate and other loan classes. Generally, these loan classes are rated as “Pass” unless these loans are on non-accrual and are then classified as substandard.
The following table presents the amortized cost basis of the loan portfolio, by year of origination, loan class, and credit quality, as of June 30, 2023 (in thousands):

	Term Loans
	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total
Commercial real estate
Pass	$109,677	$268,807	$170,100	$15,736	$75,506	$422,563	$4,975	$1,067,364
Special Mention	—	15,000	44,873	8,398	1,266	2,306	—	71,843
Substandard	—	600	2,351	—	7,516	49,166	—	59,633
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$109,677	$284,407	$217,324	$24,134	$84,288	$474,035	$4,975	$1,198,840

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Owner-occupied commercial real estate
Pass	$2,569	$29,761	$9,622	$15,225	$13,021	$44,538	$4,535	$119,271
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	539	—	—	—	4,656	—	5,195
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,569	$30,300	$9,622	$15,225	$13,021	$49,194	$4,535	$124,466

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Acquisition, construction & development
Pass	$2,941	$26,843	$14,504	$—	$—	$23,960	$1,610	$69,858
Special Mention	—	—	—	—	779	—	—	779
Substandard	—	—	—	—	—	22,093	—	22,093
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$2,941	$26,843	$14,504	$—	$779	$46,053	$1,610	$92,730

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Commercial & industrial
Pass	$19,732	$17,575	$8,041	$523	$41	$1,595	$11,635	$59,142
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$19,732	$17,575	$8,041	$523	$41	$1,595	$11,635	$59,142

Year to date gross charge-offs	$—	$—	$—	$29	$—	$—	$—	$29

Single family residential (1-4 units)
Pass	$55,068	$130,556	$61,981	$32,645	$41,566	$148,187	$51,084	$521,087
Special Mention	—							—
Substandard	—	—	291	252	—	1,314	—	1,857
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$55,068	$130,556	$62,272	$32,897	$41,566	$149,501	$51,084	$522,944

Year to date gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

Consumer non-real estate and other
Pass	$227	$270	$161	$248	$435	$397	$1,109	$2,847
Special Mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	—	—	—
Doubtful	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—
Total	$227	$270	$161	$248	$435	$397	$1,109	$2,847

Year to date gross charge-offs	$92	$—	$—	$—	$—	$—	$—	$92
The value of outstanding loans by credit quality indicators as of December 31, 2022 were as follows (in thousands):

	Pass	Special Mention	Substandard	Doubtful	Loss	Total
December 31, 2022
Commercial real estate	$1,011,025	$62,907	$35,383	$—	$—	$1,109,315
Owner-occupied commercial real estate	121,621	1,963	3,530	—	—	127,114
Acquisition, construction & development	68,220	836	25,394	—	—	94,450
Commercial & industrial	53,273	—	241	—	—	53,514
Single family residential (1-4 units)	494,994	55	4,313	—	—	499,362
Consumer non-real estate and other	3,466	—	—	—	—	3,466
Total	$1,752,599	$65,761	$68,861	$—	$—	$1,887,221
The following tables present information about collateral-dependent loans that were individually evaluated for purposes of determining the ACL as of June 30, 2023 (in thousands):

	Collateral-Dependent Loans
	With Allowance		With No Related Allowance	Total
	Amortized Cost	Related Allowance	Amortized Cost	Amortized Cost	Related Allowance
June 30, 2023
Commercial real estate	$—	$—	$—	$—	$—
Owner-occupied commercial real estate	—	—	1,066	1,066	—
Acquisition, construction & development	—	—	—	—	—
Commercial & industrial	—	—	—	—	—
Single family residential (1-4 units)	—	—	2,670	2,670	—
Consumer non-real estate and other	—	—	—	—	—
Total	$—	$—	$3,736	$3,736	$—
On January 1, 2023, the Company adopted ASU 2022-02 on a modified retrospective basis. ASU 2022-02 eliminates the TDR accounting model and requires that the Company evaluate, based on the accounting for loan modifications, whether the borrower is experiencing financial difficulty, and the modification results in a more-than-insignificant direct change in the contractual cash flows and represents a new loan or a continuation of an existing loan. This change required all loan modifications to be accounted for under the general loan modification guidance in ASC 310-20, Receivables — Nonrefundable Fees and Other Costs, and subjects entities to new disclosure requirements on loan modifications to borrowers experiencing financial difficulty. Upon adoption of CECL, the Company loans classified as TDRs were individually evaluated for the ACL, and the measurement was done either using the collateral-dependent or the discounted cash flow method.
The Company may modify loans to borrowers experiencing financial difficulty by providing principal forgiveness, term extension, interest rate reduction, or an other-than-insignificant payment delay. When principal forgiveness is provided, the amount of forgiveness is charged off against the ACL. The Company may also provide multiple types of modifications on an individual loan. For the three and six months ended June 30, 2023, the Company did not extend any modifications to borrowers experiencing financial difficulty that had a more-than-insignificant direct change in the contractual cash flows of the loan.
The Company did not extend any modifications that were defined as TDRs during the year ended December 31, 2022.